Consolidation principles and methods (Policies)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
General principles, Statement of Compliance and Basis of Presentation
General principles
The statement of consolidated financial position as of and for the years ended December 31, 2025 and 2024, the statements of consolidated operations, the statements of consolidated comprehensive income (loss), the statements of consolidated changes in shareholders’ equity and the statements of consolidated cash flows for the years ended December 31, 2025, 2024 and 2023, and related notes to financial statements were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on March 31, 2026.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with IFRS ® Accounting Standards requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2. - Use of judgement, estimates and assumptions for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.
The Company has prepared these consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union and IFRS ® Accounting Standards as issued by the International Accounting Standard Board (‘IASB’).
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2025 are identical to those used for the previous year except for the standards listed below that required adoption in 2025.
Standards, amendments to existing standards and interpretations published by the IASB whose application has been mandatory since January 1, 2025
The application of standards, amendments to existing standards and interpretations whose application has been mandatory since January 1, 2025 in the European Union primarily concern:
■Amendment to IAS 21 Lack of Exchangeability, the Effects of Changes in Foreign Exchange Rates.
This amendment has no material impact on the consolidated financial statements of the Company for the year ended December 31,2025.

Standards, amendments to existing standards and interpretations published by the IASB whose application is not yet mandatory
The new standards, interpretations and amendments to existing standards that have been published but are not yet applicable are:
■Amendments to IFRS 9 and IFRS 7 – Classification and Measurement of Financial Instruments – as of January 1, 2026
■Amendments to IFRS 9 and IFRS 7 – Contracts Referencing Nature-dependent Electricity – as of January 1, 2026
■Annual Improvements to IFRS Accounting Standards, as of January 1, 2026– Amendments to:
•IFRS 1 First-time Adoption of International Financial Reporting Standards;
•IFRS 7 Financial Instruments: Disclosures and its accompanying Guidance on implementing IFRS 7;
•IFRS 9 Financial Instruments;
•IFRS 10 Consolidated Financial Statements; and
•IAS 7 Statement of Cash flows
■New standard – IFRS 18 – Presentation and Disclosure in Financial Statements – as of January 1, 2027. The Company is continuing to assess the potential impacts of adopting IFRS 18. At this stage, it does not expect the application of this new standard to have a significant impact on its financial statements.
■New standard – IFRS 19 – Subsidiaries without Public Accountability: Disclosures– as of January 1, 2027
■Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency – as of January 1, 2027
The Company is currently assessing the applicability and impact of these new standards, interpretations and amendments.
The Company elected to not adopt early new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2025.

Going concern
The Company has prepared its consolidated financial statements assuming that it will continue as a going concern.
From inception, the Company has financed its growth through successive capital increases, debt, collaboration and license agreements and payment of research tax credit (CIR) receivables. The Company continues to pursue its research and development activities.
The Company has incurred operating losses and negative cash flows from operations since inception due to the innovative nature of the product candidates it is developing, which necessitates a research and development spanning multiple years. The Company does not expect to generate revenue from product sales in the near future. Therefore, the Company cannot assure that it will ever be profitable or generate positive cash flow from operating activities.
Furthermore, the Company may face unforeseen challenges, complications, development delays, and other unknown factors that may incur additional expenses.
The Company recorded net losses of €24.0 million in 2025, cumulative losses totaling €400.8 million since inception, inclusive of the 2025 net loss. For the year ended December 31, 2025 the Company generated positive cash flows of €3.0 million and has a cash and cash equivalents closing balance of €52.8 million at closing date.
Based on the Company’s cash and cash equivalent balance at December 31, 2025, the Company projects that it has sufficient liquidity to meet its obligations as they become due in the normal course of business for at least the next 12 months from the authorization date of these financial statements. Accordingly, Management has determined there is no substantial doubt regarding the Company's ability to continue as a going concern.

Basis of consolidation
Accounting policy
In accordance with IFRS 10 – Consolidated Financial Statements, the Group controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Accordingly, each of the Company’s subsidiaries has been fully consolidated from the date on which the Company obtained control over it. A subsidiary would be deconsolidated as of the date on which the Company no longer exercises control.
All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and all intercompany dividends are eliminated in full.
The accounting methods of the Company’s subsidiaries are aligned with those of the Company.
The consolidated financial statements are presented in euros, which is the Group’s presentation currency and the functional currency of the parent company, Nanobiotix S.A. The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period. The dollar to euro exchange rate used in the consolidated financial statements to convert the financial statements of the U.S. subsidiary was $1.1750 as of December 31, 2025 and an average of $1.1293 for the year ended December 31, 2025 (source: Banque de France) compared to $1.0389 and $1.0821 for 2024 and $1.1050 and $1.0816 for 2023, respectively. The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Consolidated entities
As of December 31, 2025, the Company is comprised of one parent entity (Nanobiotix SA), the consolidation scope has two wholly owned subsidiaries and one trust :
•Nanobiotix Corp., incorporated in the State of Delaware in the United States in September 2014;
•Nanobiotix Germany GmbH, incorporated in Germany in October 2017;
•A management trust was established in December 2025 as part of the royalty financing agreement (See Note 4.6. - Royalty Financing Agreement).
Nanobiotix Spain S.L.U., a subsidiary fully owned by the Company, has been liquidated in December 2025.
The consolidated financial statements as of and for the year ended December 31, 2025 include the operations of each of these subsidiaries from the date of their incorporation.
Use of judgement, estimates and assumptions
3.2. Use of judgement, estimates and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change. Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are going concern, revenue recognition, share-based payments, deferred tax assets, clinical trials accruals and the measurement of financial instruments (fair value and amortized costs).
Measurement of share-based payments
The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (see Note 18 - Share-based payments).
Deferred tax assets
Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted or substantively enacted tax rates are used to measure deferred taxes.
The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax loss carryforwards in the statements of consolidated financial position.
Clinical trial accruals
Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision accrual is recognized accordingly.
Clinical trial accruals, related to Study 1100 are estimated on a per-patient basis. During the year, the methodology was refined with respect to the calculation of the estimated costs per patient. This refinement is the result of the progress of the study as patient enrollment has been completed. The impact of the change in estimate due to this refinement resulted in a €3.3 million decrease in clinical trial accruals for Study 1100, which has been recognized in operating loss for the year.
See Note 14.1. - Trade and other payables for information regarding the clinical trial accruals as of December 31, 2025 and 2024.
Going Concern
Management assesses the Company's ability to continue as a going concern at each reporting date, using all quantitative and qualitative information available. This assessment, by its nature, relies on estimates of future cash flows and other future events whose subsequent changes could materially impact the validity of such an assessment. See Note 2 - General Information, Statement of Compliance and Basis of Presentation).
Revenue recognition
In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers
Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.
Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation in proportion to our best estimate of the standalone selling price of each distinct good or service in the contract.
Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.
Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.
Contract modification — The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the transaction price, and on the entity's measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to revenue at the date of the contract modification (i.e. on a cumulative catch-up basis). The Company is required to use significant judgments with respect to identifying and determining the amended stand alone selling price of the performance obligations, the transaction price allocation and the adjusted timing of satisfaction of the remaining services provided to customers.
See Note 16 - Revenues and other income for additional detail regarding the Company’s accounting policies and specific judgments taken with regards to revenue recognition, and for its additional sources of revenue and other income.
Measurement of financial assets and liabilities
Under the Royalty Financing Agreement, the Company is the issuer of the bonds and
Intangible assets
Accounting policies
In accordance with IAS 38 – Intangible Assets, intangible assets are carried at their acquisition cost.

Research and Development costs
Research costs are recorded in expenses in the period during which they are incurred. Under IAS 38 – Intangible Assets, development costs may only be capitalized as intangible assets if the following criteria are met:
•it is technically feasible to complete the development of the intangible asset so that it will be available for use or sale;
•the Company intends to complete the development of the intangible asset and use or sell it;
•the Company has the ability to use or sell the intangible asset;
•it is probable that the intangible asset will generate future economic benefits;
•adequate technical, financial and other resources are available to complete the development of the intangible asset; and
•the Company is able to reliably measure the expenditures attributable to the development of the intangible asset.
The Company believes that because of the risks and uncertainties related to the grant of regulatory approval for the commercialization of its product candidates, the technical feasibility of completing its development projects will only be demonstrated when requisite approvals are obtained for the commercialization of products. Accordingly, pursuant to IAS 38, the Company has recognized all of its research and development costs incurred as an expense in 2024 and prior periods.

Patents
Costs incurred by the Company in connection with the filing of patent applications are recognized as an expense until such time as the relevant patents are obtained, in line with the treatment of research and development costs. Once the patents are obtained from relevant authorities, their related patent costs are amortized on a straight-line basis over the patent protection period. The useful life of the patents is reassessed each year, according to IAS 38.

Software
The costs of acquiring software licenses are recognized as assets on the basis of the costs incurred to acquire and implement the software to which the license relates. These costs are amortized on a straight-line basis over the life of the license.

Recoverable amount of intangible assets
Intangible assets with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. Impairment tests involve comparing the carrying amount of an intangible asset with its recoverable amount. The recoverable amount of an asset is the higher of (i) its fair value less costs to sell and (ii) its value in use. If the recoverable amount of any asset is below its carrying amount, an impairment loss is recognized to reduce the carrying amount to the recoverable amount.

Property, plant and equipment
Accounting policies
Property, plant and equipment are recorded at their acquisition cost. Major renovations and improvements necessary to bring an asset to the working condition for its use as intended by the Company’s management are capitalized. The cost of repairs, maintenance and other renovation work is expensed as incurred.
Property, plant and equipment are depreciated on a straight-line basis according to the estimated useful life of the relevant assets.
The depreciation periods used are as follows:
•General fixtures and fittings, building work: 5 to 10 years;
•Technical installations, equipment and industrial tooling: 3 to 10 years; and
•Office and IT equipment and furniture: 1 to 10 years.
Recoverable amount of property, plant and equipment
Property, plant and equipment with a definite useful life are tested for impairment when there are events or changes in circumstances that indicate that the asset might be impaired. An impairment loss is recognized for the excess of the carrying amount of the asset over its recoverable amount. The recoverable amount of an asset is equal to the higher of (i) its fair value less costs to sell and (ii) its value in use.

Cash and cash equivalents
Accounting policy
Cash equivalents are held for the purpose of meeting short-term cash commitments rather than for investment or other reasons. They are readily convertible into known amounts and are subject to an insignificant risk of value changes. Cash and cash equivalents consist of short-term highly liquid investments available immediately, and short-term deposits.
Cash equivalents are measured at amortized cost.

Capital issued
Accounting policies
Ordinary shares are classified in shareholders’ equity. The cost of equity transactions that are directly attributable to the issue of new shares or options is recognized in shareholders’ equity as a deduction from the proceeds of the issue.
Provisions
Accounting policies

Provisions for contingencies and charges
Provisions for contingencies and charges reflect obligations resulting from various disputes and risks for which due dates and amounts are uncertain, that the Company may face as part of its normal business activities.
A provision is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.
The amount recorded in provisions is a best estimate of the outflow of resources that will be required to settle the obligation, discounted, if required, at year-end.
Accounting policies
Accounting policies

Non-current financial assets
Non-current financial assets are recognized and measured in accordance with IFRS 9 – Financial Instruments. No non-current financial assets are accounted for at fair value through other comprehensive income (OCI).
Pursuant to IFRS 9 – Financial Instruments, financial assets are classified in three categories according to the Company’s business model for managing the financial asset and the contractual cash flows characteristics of the financial asset:
•Financial assets at fair value through profit and loss;
•Financial assets at fair value through other comprehensive income; and
•Financial assets at amortized cost.
All regular way purchases and sales of financial assets are recognized at the settlement date.
Financial assets at fair value through profit or loss
This category includes marketable securities. They represent financial assets held for trading purposes, i.e., assets acquired by the Company to be sold in the short-term. They are measured at fair value and changes in fair value are recognized in the consolidated statements of operations as financial income or expense, as applicable. As of December 31, 2024, the Company has no financial assets at fair value through profit and loss.
Financial assets at amortized cost
This category includes other financial assets (non-current), trade receivables (current) and other receivables and related accounts (current) and cash and cash equivalents. Other financial assets (non-current) include advances and security and guarantee deposits granted to third parties as well as term deposits and restricted cash, which are not considered as cash equivalents.
They are non-derivative financial assets with fixed or determinable payments that are not listed on an active market. They are initially recognized at fair value plus transaction costs that are directly attributable to the acquisition or issue of the financial asset, except trade receivables that are initially recognized at the transaction price as defined in IFRS 15.
After initial recognition, these financial assets are measured at amortized cost using the effective interest rate method when both of the following conditions are met:
•The financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Gains and losses are recorded in the consolidated statements of operations when they are derecognized, subject to modification of contractual or expected cash flows and/or impaired.
IFRS 9 – Financial Instruments requires an entity to recognize a loss allowance for expected credit losses on a financial asset at amortized cost at each Statement of Financial Position date. The amount of the loss allowance for expected credit losses equals: (i) the 12 - month expected credit losses or (ii) the full lifetime expected credit losses. The latter applies if credit risk has increased significantly since initial recognition of the financial instrument. An impairment is recognized, where applicable, on a case–by–case basis to take into account collection difficulties which are likely to occur based on information available at the time of preparation of the financial statements.
Disputed receivables are written-off when certain and precise evidence shows that recovery is impossible and existing credit loss allowance are released.
Derivatives
Derivatives are only used for economic hedging purposes and not as speculative investments. However, where derivatives do not meet the hedge accounting criteria, they are classified as ‘held for trading’ for accounting purposes and are accounted for at fair value through profit or loss.
The full fair value of hedging derivatives is classified as a non-current asset or liability where the remaining maturity of the hedged item is more than 12 months. It is classified as a current asset or liability where the remaining maturity of the hedged item is less than 12 months. Trading derivatives are classified as a current asset or liability.
Derivatives are initially recognised at fair value on the date when a derivative contract is entered into, and they are subsequently remeasured to their fair value at the end of each reporting period. The accounting for subsequent changes in fair value depends on whether the derivative is designated as a hedging instrument and, if so, the nature of the item being hedged. The Company designates certain derivatives as either:
•hedges of a particular risk associated with the cash flows of recognised assets and liabilities and highly probable forecast transactions (cash flow hedges), or
•hedges of a net investment in a foreign operation (net investment hedges).
Grants, Conditional advances and Interest-free loans
The Company receives assistance in the form of grants, conditional advances and interest-free loans.
Under IFRS, a repayable advance that does not require the payment of annual interest is considered to be an interest-free loan. The difference between the amount of the advance at historical cost and the advance discounted at the Company's average borrowing rate is considered to be a government grant. These grants are deferred over the estimated duration of the projects they finance.
The long-term (more than one year) portion of conditional advances is recognized in non-current financial liabilities and the short-term portion in current financial liabilities.
Non-repayable conditional loans are treated as government grants when there is reasonable assurance that the Company will comply with the conditions for non-repayment. Otherwise, they are classified in liabilities.
Government grants made available to offset expenses or losses already incurred, or as immediate financial assistance to the Company with no future related costs, are recognized in income in the period in which the grant is allocated.
Financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments. Financial liabilities, including trade and other payables are valued at amortized cost.
Financial liabilities at amortized cost
Loans and other financial liabilities are recognized and measured in accordance with IFRS 9 – Financial Instruments.
They are recognized at amortized cost, which is defined under IFRS 9 as the amount at which the financial asset or financial liability is measured at initial recognition minus the principal repayments, plus or minus the cumulative amortization using the effective interest method of any difference between that initial amount and the maturity amount and, for financial assets, adjusted for any loss allowance.
Transaction costs directly attributable to the acquisition or issuance of financial liabilities are deducted from the financial liabilities. The costs are then amortized on an actuarial basis over the life of the liability using the effective interest rate, namely the rate that exactly discounts estimated future cash flows to the net carrying amount of the financial liability in order to determine its amortized cost.

Revenue and other income
Accounting policies

Revenue and other income
Revenue is recognized in accordance with IFRS 15.
Under IFRS 15, revenue is recognized when the Company satisfies a performance obligation by transferring a distinct good or service (or a distinct bundle of goods and/or services) to a customer, i.e. when the customer obtains control of these goods or services.
Given the wide spectrum of therapeutic research and development opportunities, aside from the fields that the Company intends to research and develop with its own scientific and financial resources, the Company has entered and expects to enter into new license and collaboration agreements with third parties in certain specific fields that have generated or may generate future revenue.
Therefore, each agreement has been and will be analyzed, on a case-by-case basis to determine whether the arrangement contains performance obligations to the other party and, if so, to identify the nature of these performance obligations in order to determine the appropriate accounting under IFRS 15 principles of the amounts that the Company has received or is entitled to receive from the other party, e.g.:
•Development services performed by the Company to create or enhance an intellectual property controlled by the client, for which revenue is recognized over time, when services are rendered;
•A transfer of control of an existing intellectual property of the Company for which revenue is recognized at the time such control is transferred;
•A license:
◦If the license is assessed to be a right to access the Company’s intellectual property as it exists throughout the license period, revenue is recognized over the license period; or
◦If the license is a right to use the Company’s intellectual property as it exists (in term of forms and functionality), revenue is recognized when the other party is able to use and benefit from the license; or
•Product supply for which the revenue is recognized once the control over the delivered products is transferred.
Contingent revenue arising from successful milestones are included in the estimated transaction price when it becomes highly probable that the resulting revenue recognized would not have to be reversed in a future period. Sales-based milestones or royalties are not recognized before the related milestone has been reached or sale has occurred.
Application of IFRS 15 to the Janssen Agreement

Initial Janssen Agreement

In July 2023, the Company entered into the Janssen Agreement, granting Janssen an exclusive worldwide license for the development, the manufacturing and the commercialization of JNJ-1900 (NBTXR3). The license is exclusive, except for territories previously licensed to the Company initial licensee, LianBio (see below). Unless terminated earlier, the Janssen Agreement will remain in effect for so long as royalties are payable under the Janssen Agreement. The Janssen Agreement may be terminated earlier by either party in the event that the other party commits an uncured material breach, or in the case of certain insolvency or bankruptcy events. Additionally, Janssen has the right to terminate the agreement without cause, provided they give prior written notice to the Company.

The Company is responsible for all ongoing studies, along with JNJ-1900 (NBTXR3) manufacturing and clinical supply subject to Janssen’ right to object based on concern regarding safety risks or that the study is reasonably likely to adversely affect the development (including commercialization) of the licensed product. Janssen is fully responsible for an initial Phase 2 study evaluating JNJ-1900 (NBTXR3) for patients with stage three lung cancer. Additionally, as per the license agreement, Janssen may request that Nanobiotix transfer and assign the regulatory documentation and sponsorship for ongoing studies (including NANORAY-312 trial) to Janssen. Subsequently, further to the agreements signed in October 2024 regarding the transfer of the global sponsorship of NANORAY-312 study (see below), Janssen became sponsor on a country by country basis upon acceptance by local or applicable regulatory authorities and the Company continued to conduct the execution of the on-going studies in accordance with established protocols.

Following the HSR antitrust clearance, the Company received in 2023 an upfront cash licensing fee of $30 million. The Company is eligible for success-based payments of up to $1.8 billion, in the aggregate, relating to potential development, regulatory, and sales milestones. Moreover, the agreement includes a framework for additional success-based potential development and regulatory milestone payments of up to $650 million, in the aggregate, for five new indications that may be developed by Janssen at its sole discretion; and of up to $220 million, in the aggregate, per indication that may be developed by the Company in alignment with Janssen. Following commercialization, the Company will also be eligible tiered double-digit royalties (low 10s to low 20s) on net sales of JNJ-1900 (NBTXR3).

Revenue is recognized under IFRS 15 – Revenue from contracts with customers (see Note 3.2. – Use of judgement, estimates and assumptions).

The Janssen Agreement, being a license to develop, manufacture, commercialize a product candidate, and ongoing development services, is within the scope of IFRS 15, as it is an output of the Company’s ordinary activities.
Following the IFRS 15 analysis, two main distinct performance obligations under the Janssen Agreement have been identified:
•License Grant: transfer of all data and information that is useful for the development, manufacture or commercialization of the licensed compound (JNJ-1900 (NBTXR3) worldwide, excluding the Asia Licensing Territory. The license grant corresponds to a right-to-use license and the transfer of this license has been completed by December 31, 2023. Revenue was recognized point in time accordingly in 2023; and
•Ongoing Nanobiotix-conducted studies: the Company was committed to perform the head and neck (H&N) study and other ongoing Nanobiotix-conducted studies. These studies will benefit to Janssen (who holds the license) and therefore represent a service promised to the customer. In the course of the ongoing Nanobiotix-conducted studies, the Company provides development services in connection with the license, which is controlled by Janssen since the date of its transfer, until the end of the studies. Based on the Company’s assessment of the nature of the services, the ongoing Nanobiotix-conducted studies were determined to be a separate performance obligation as the promise is separately identifiable as part of the contract and Janssen can benefit from the services with the license that has already been transferred. Janssen has access to the development progress over time and revenue is recognized overtime accordingly (see below).

Under the Janssen Agreement, Janssen is committed to make the following payments:
•Upfront payment: Non-refundable upfront fee for $30 million, due within 10 days after the contract execution date as defined in the contract.;
•Success-based milestones: Success-based development, regulatory and commercial milestones for up to $1.8 billion in the aggregate;
•Royalties: Sales-based royalties.

In addition to the above, the Janssen Agreement includes several additional success-based potential development and regulatory milestone payments:
•up to $650 million, in the aggregate, for five potential new indications that may be developed by Janssen at its sole discretion; and
•up to $220 million, in the aggregate, per indication that may be developed by the Company in alignment with Janssen.

Thus, the consideration for Janssen Agreement consists of fixed and variable parts. As of December 31, 2023, the Company estimated the constrained transaction price for $50 million, which included:
•The $30 million upfront payment, allocated among each performance obligation based on their respective standalone selling prices.
•Regulatory and development milestones payments whose payment depends on the achievement of certain technical or regulatory events, as provided in the contract. Variable considerations are included in the estimated transaction price if and when, it becomes highly probable that the resulting revenue recognized would not have to be reversed in a future period. Subsequently, as of December 31, 2023, the Company was entitled to receive a $20 million milestone with no refund risk.
•Estimated variable considerations for commercial milestones are included in the estimated transaction price only when the cumulative threshold specified in the contract has been reached, starting upon the potential commercialization of the licensed products. Sales-based royalties’ revenue are included in the estimated transaction price at the later of (i) when the subsequent sale occurs or (ii) when the performance obligation has been satisfied. Subsequently, no variable consideration relating to commercial milestones or royalties was included in the estimated transaction price as of December 31, 2024 or as of December 31, 2025.

In order to allocate the estimated transaction price to the performance obligations, the Company determined that :
•Commercial milestones and royalties should be allocated directly to the license grant, in accordance with IFRS 15.85.
•Remaining payments (i.e. upfront payment and R&D milestones related to ongoing Nanobiotix-conducted studies) should be allocated to each performance obligation.

The allocation of the remaining payments to each performance obligation has been performed by determining the stand-alone selling price of the ongoing Nanobiotix-conducted studies on cost plus margin basis and the allocation to the license was determined on the residual method.

Revenue is recognized at a point in time or overtime depending on the allocation to each performance obligation. Revenue is recognized at a point in time for the existing know-how transferred to Janssen and overtime for the percentage completed (input method) of the ongoing Nanobiotix-conducted studies. The Janssen Agreement provides a distinct right-to-use license; therefore under IFRS 15, the fixed part of the consideration is recognized as revenue as soon as the licensee can direct the use and benefit from the license.

Royalties on commercial sales and commercial milestones, if any, will be recognized as revenue when the underlying sales will be made, under the terms and timeframes set out in the agreement. No amount was recognized in either 2024 or 2025.

Amendments to the Janssen Agreement

As of December 31, 2024
The Company announced in May 2024 its intent, aligned with Janssen, to transfer the global sponsorship of the ongoing NANORAY-312 Phase 3 pivotal trial, evaluating JNJ-1900 (NBTXR3) for locally advanced head and neck cancer, to Janssen, in preparation for potential regulatory submission in the event of positive trial results. The parties mutually agreed on the conditions of this transfer and detailed them in agreements signed in the fourth quarter of
2024. Janssen has progressively taken over from the Company the operational execution responsibility of the study, on a country by country basis, starting November 2024, with the objective to complete the transfer of sponsorship soonest. Nanobiotix has continued to support the execution of NANORAY-312 during and after the sponsorship transition.

These agreements aim to transfer rights and obligations of the Company to Janssen at the date of the sponsorship transfer in each country. The impact on the performance obligations are the following:
•License grant: no impact,
•Ongoing Nanobiotix-conducted studies: decrease in the scope of development services that were initially to be provided by the Company to Janssen, as Janssen will take over progressively those activities and direct responsibilities. As at December 31, 2024, the Company still had a funding obligation towards Janssen as the Company remains liable for the overall costs of the clinical study NANORAY-312 further to the Janssen Agreement.
These agreements have been considered and accounted for as a contract modification under IFRS 15, which amends the Janssen Agreement by decreasing significantly the transaction price due to the replacement of the R&D performance obligation by a pure funding obligation for the Company to reimburse Janssen for all the remaining costs of the NANORAY-312 clinical study, slightly offset by a transaction price increasing as the Company has to rebill certain transition R&D activities to Janssen. The net negative impact in the transaction price was accounted for as a cumulative catch-up impact, as the remaining goods or services are not distinct.
Revenue for the year ended December 31, 2024 therefore included a negative one-off impact amounting to €23.4 million, directly due to the contract modification as explained above, leading to a total cumulated negative €19.3 million net revenue impact over the year 2024.
Still in accordance with IFRS 15, the funding obligation towards Janssen resulted in a net refund liability recognition amounting to €35.6 million. See Note 14.4. - Refund liabilities

As of December 31, 2025
In March 2025, Nanobiotix and Janssen executed an amendment to the License Agreement which is transferring almost all of the financial responsibility for NANORAY-312 from Nanobiotix to Janssen, less a small portion of costs that will remain covered by Nanobiotix. Selected and limited future milestone obligations previously owed by Janssen to Nanobiotix were reduced in consideration of this amendment, while facilitating the Company’s path to sustainable cash flow through significant potential milestone payments over the next few years.
Total expected payments under the agreement related to the Janssen Agreement is adjusted from approximately $2.7 billion to approximately $2.6 billion:
•Revisions to potential future milestone payments in the amendment total $105 million while maintaining eligibility to hundreds of millions potential milestone payments related to the first two programs (cisplatin-ineligible head and neck cancer and stage 3 unresectable lung cancer) in the next 2-3 years ,
•Beyond the hundreds of millions of potential milestone payments in the next 2-3 years for the first two programs to the extent JNJ-1900 (NBTXR3) will hit the related milestone events, the remainder of the $2.6 billion is related to medium-to-long-term potential development, regulatory, and sales milestones for the first two programs and potential payments for new indications that may be developed by Janssen, and
•There are no changes to the potential $220 million per new indication that may be developed by the Company, and potential royalties expected from commercial sales of JNJ-1900 (NBTXR3) remain in the low 10s to low 20s. Potential payments for new indications that may be developed by the Company are in addition to the $2.6 billion deal value, next to potential related royalties.
At the end of 2025, Nanobiotix has completed the transfer of the global sponsorship of Phase 3 study evaluating JNJ-1900 (NBTXR3) for patients with locally advanced head and neck cancer who are ineligible for cisplatin (NANORAY-312) in the majority of regions, along with the transfer of full operational control of the Phase 3 study to Janssen. The regulatory transfer process is still ongoing in Philippines and expected to be finalized by third quarter of 2026.
The amendment letter provides that Janssen will ultimately assume nearly all remaining costs for the ongoing pivotal Phase 3 trial through completion, except for a limited portion of costs that will continue to be covered by the Company.
This amendment aimed to improve the Company’s short-term cash runway by:
•reducing its obligation to make payments that were probable in the short term for the ongoing NANORAY-312 Phase 3 pivotal trial development costs; and
•revising potential future milestone payments for a total of $105 million under both the Janssen Agreement and the Asia Licensing Agreement,
This amendment letter has been considered and accounted for as a contract modification under IFRS 15, which modifies the remaining transaction prices of both Janssen Agreement and Asia Licensing Agreement, originally treated as separate contracts for IFRS 15 purposes. As there are price interdependencies between the two effects of the amendment as described above, the contract modification has been applied to both agreements.
The amendment does not change the scope of the initial contracts but the overall impact of the contract modification is a significant increase in the remaining constrained transaction price of the combined agreements (Janssen Agreement and Asia Licensing Agreement) while the constraint continues to apply to milestone payments.
The net positive impact on the constrained transaction price on the Janssen Agreement was recognized as a cumulative catch-up adjustment, as the remaining goods or services under the license agreement are not distinct. As a result, revenues for the year ended December 31, 2025, included a one-time revenue recognition positive impact of €21.8 million, directly attributable to the contract modification as described above.
In accordance with IFRS 15, the funding obligation towards Janssen was reduced. See Note 14.4 – Refund liabilities.
The combined effects of the amendment on the two license agreements resulted also in the allocation of €18.1 million of the constrained transaction price to the Asia Licensing Agreement, which was recognized as the related contract liability since the delivery of the related performance obligation has not yet commenced. See Note 14.3 – Deferred income and Contract liabilities.

Application of IFRS rules to the Asia Licensing Agreement

In May 2021, the Company executed the Asia Licensing Agreement, pursuant to which LianBio received an exclusive right to develop and commercialize JNJ-1900 (NBTXR3) in China and other east Asian countries. Under the Asia Licensing Agreement, the Company remains responsible for the manufacturing of the licensed products. The Company is not required to transfer manufacturing know-how, unless the Company, at any time following a change of control of the Company, fails to provide at least 80% of LianBio's requirements for licensed products in a given calendar year. Pursuant to the Asia Licensing Agreement, the parties will collaborate on the development of JNJ-1900 (NBTXR3) and LianBio would participate in global Phase 3 registrational studies, for several indications, by enrolling patients in China.
The Company received in June 2021 a non-refundable upfront payment of $20 million from LianBio. In addition, the Company may receive up to $205 million in potential additional payments upon the achievement of certain development and sales milestones, as well as tiered, low double-digit royalties based on net sales of JNJ-1900 (NBTXR3) in the licensed territories thereunder. The Company is also entitled to receive payments for development and commercial vials ordered by LianBio and supplied by the Company.
The license to commercialize a product candidate, ongoing transfer of unspecified know-how related to development and commercialization and the supply services (for commercial products) are in the scope of IFRS 15, as they are an output of the Company’s ordinary activities. For IFRS 15 purpose, it was determined that the license is not distinct from the commercial manufacturing services because the customer cannot benefit from the license without the manufacturing services and such services are not available from third party-contract manufacturers. Accordingly, the license and commercial manufacturing services are treated as one single performance obligation which is recognized as manufacturing services are performed. Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized as revenue when manufacturing services are provided. Sales-based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by the licensee.
The $20 million upfront payment received from LianBio in June 2021 has been recognized as a Contract Liability and will be recognized as revenue over the term of the arrangement, as manufacturing services (for commercial products) are provided.
The mutualization of development efforts leading to the regulatory marketing approvals are treated as a collaboration arrangement outside of the scope of IFRS 15. If any R&D cost incurred is eligible for partial reimbursement by the licensee, the corresponding recharge is recognized as Other Income. This includes the supply of products necessary to conduct the clinical trials, R&D cost incurred that is eligible for partial reimbursement by the licensee, that are recognized as Other Income. The related income is recognized respectively when the products are delivered to the licensee and when the eligible costs are incurred by LianBio.
Milestone payments linked to regulatory marketing approvals will be included in the transaction price only when and if the contingency is resolved and will be recognized to revenue as manufacturing services are provided. Sales-
based milestone payments will be recognized when the sales thresholds are achieved. Royalties will be recognized when the underlying sales are made by the licensee.
On May 9, 2022, the Company signed the clinical supply agreement with LianBio as defined in the license, development, and commercialization agreement. This agreement provides for the supply by the Company to LianBio of vials of JNJ-1900 (NBTXR3) and Cetuximab products for clinical trial development activities. For the year ended December 31, 2023, the Company billed the delivery of JNJ-1900 (NBTXR3) products and other clinical supplies billed to LianBio amounting to €334.3 thousand, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration). Subsequent to the novation agreement (see below), the Company billed the delivery of JNJ-1900 (NBTXR3) products and other clinical supplies to Janssen amounting to €237 thousand for the year ended December 31, 2024 in connection with the clinical supply agreement, but stopped the delivery of JNJ-1900 (NBTXR3) and other clinical supplies in 2025.
On June 30, 2023, the Company signed a Global Trial Clinical Agreement (“GTCA”) with LianBio in connection with the Asia Licensing Agreement. As contemplated by the Asia Licensing Agreement, LianBio shall participate in the global registrational Phase 3 trial “HNSCC 312” conducted by Nanobiotix, with regard to NANORAY-312 trials conducted within the licensed territories thereunder. According to the ‘GTCA’, LianBio is responsible for all internal and external costs incurred in connection with the study in the licensee territories as well as all external costs and expenses incurred by or on behalf of the Company for the global study.

In this context, for the year ended December 31, 2023, the Company billed the costs to LianBio for an amount of €1.6 million, recorded within Other Income as it relates to the non-IFRS 15 components of the agreement (the development collaboration). Subsequent to the novation agreement (see below), the Company billed the costs to Janssen amounting to €778 thousand, for the year ended December 31, 2024 in connection with the GTCA. For the year ended December 31, 2025, the costs related to the GTCA was not significant due to the transfer of the global sponsorship of NANORAY-312 study and related financial responsibility.

On December 22, 2023, the Company, LianBio and Janssen executed a novation agreement whereas all the rights and obligations of Asia Licensing Agreement, between the Company and LianBio, as well as other related agreements, were assigned from LianBio to Janssen. Whereas the Company analyzed that the rights and obligations of the original License Agreement were transferred without any alteration or modification, the Company concluded that as a result of the novation agreement, the original contract with LianBio was terminated while a new contract was entered onto with Janssen. As a result, the Company derecognized the original contract liability to LianBio, corresponding to the $20 million upfront payment received in 2021, and recognized a new contract liability to Janssen at its fair value, resulting in a loss of €1.6 million as of December 31, 2023.

The Company determined that the new contract meets the definition of a separate contract, in accordance with IFRS 15.20 and on the other hand does not meet the definition of a contract modification as defined by IFRS 15.18 as the novation agreement resulted from a pre-existing contractual right of LianBio which did not require the approval of the Company. Consequently the contract modification model should not be applied.
The Company determined as, in the LianBio contract, the license and manufacturing services are not distinct and represent a single performance obligation. Consequently, the whole amount of the contract liability should be replaced with the fair value of the contract liability of the new contract (see above) and no amount should be released to revenue.

On March 17, 2025 the Company and Janssen amended of the Global License Agreement As described above, the combined effects of the amendment on the two license agreements resulted in the allocation of €18.1 million of the constrained transaction price to the Asia Licensing Agreement, which was recognized as the related contract liability since the delivery of the related performance obligation has not yet commenced. See Note 14.3 – Deferred income and Contract liabilities.

Grants
Due to its innovative approach to nanomedicine, the Company has received various grants and other assistance from the government of France and French public authorities since its creation. The funds are intended to finance its operations or specific recruitments.

Grants received are recognized by the Company in the financial statements when there is reasonable assurance that the Company will comply with the conditions attached to the subsidies and that the subsidies will be received, independently of cash flows received.

A government grant receivable either as compensation for expenses or losses already incurred or as immediate financial support to the Company with no future related costs is recognized as income in the period in which it becomes receivable.

A grant is recognized in the income statement based on the actual progress of the projects for which it is awarded. More specifically, the grant is recognized as deferred income and reported in the income statement based on project progress, which is assessed by taking into account, firstly, the time spent by employees and, secondly, subcontracting expenses allocated to the projects and covered by the grant.
Research tax credit
The French tax authorities grant a research tax credit (Crédit d’Impôt Recherche, or “CIR”), to companies in order to encourage them to conduct technical and scientific research. Companies demonstrating that they have incurred research expenditures that meet the required criteria (research expenses in France or, since January 1, 2005, other countries in the European Community or the European Economic Area that have signed a tax treaty with France containing an administrative assistance clause) receive a tax credit that can theoretically be compensated with the income tax due on the profits of the financial year during which the expenses have been incurred and the following three years. Any unused portion of the credit is then refunded by the French Treasury. If the Company can be qualified as small and medium-sized enterprises, in France the “PME”, it can request immediate refund of the remaining tax credit, without application of the three-year period).
The Company has received research tax credits since its creation. These amounts are recognized as "Other income" in the fiscal year in which the corresponding charges or expenses were incurred. In case of capitalization of research and development expenses, the portion of research tax credit related to capitalized expenses is deducted from the amount of capitalized expenses on the statements of financial position and from the amortization charges for these expenses on the statements of operations.

Operating expenses
Accounting policies
Leases included in the practical expedients under the IFRS 16 standard and used by the Company (low value asset and short-term leases) are recognized in operating expenses. Payments made for these leases are expensed, net of any incentives, on a straight-line basis over the contract term (see Note 23 - Commitments).
Income tax
Accounting policy
The Company and its subsidiaries are subject to income tax in their respective jurisdictions.
Deferred taxes are recognized when there are temporary differences between the carrying amount of assets and liabilities in the Company’s financial statements and the corresponding tax base used to calculate taxable profit. Deferred taxes are not recognized if they arise from the initial recognition of an asset or liability in a transaction other than a business combination which, at the time of the transaction, does not affect either the accounting or the taxable profit (tax loss).

The main source of deferred taxes relate to unused tax loss carryforwards. Deferred taxes are measured at the tax rates that are expected to apply to the period when the asset is expected to be realized or the liability is expected to be settled, based on tax rates and tax laws enacted or substantively enacted by the end of the reporting period. Deferred tax assets, which mainly arise as a result of tax loss carryforwards, are only recognized to the extent that it is probable that sufficient taxable income will be available in the future against which to offset the tax loss carryforwards or the temporary differences.

The recoverable amount of deferred tax assets is reviewed at the end of each reporting period and their carrying amount is reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow the benefit of part or all of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed at the end of each reporting period and are recognized when it becomes probable that future taxable profit will be available to offset the temporary differences. Management uses its best judgment to determine such probability.

Given the Company’s current stage of development and its short-term earnings outlook, no deferred tax assets have not been recognized;

Segment reporting
In accordance with IFRS 8 – Operating Segments, reporting by operating segment is derived from the internal organization of the Company’s activities; it reflects management’s viewpoint and is established based on internal reporting used by the chief operating decision maker (the Company’s Chief Executive Officer and Chairmen of the Executive Board and of the Supervisory Board) to allocate resources and to assess performance. The Company operates in a single operating segment: research and development in product candidates that harness principles of physics to transform cancer treatment. The positive net revenue, as disclosed in the ‘Note 16 - Revenue and other Income’, is exclusively recognized by the Company towards one principal customer, Janssen, located in Belgium. The assets, liabilities and operating loss realized are primarily located in France.

Loss per share
Accounting policy
Loss per share is calculated by dividing the net loss due to shareholders of the Company by the weighted average number of ordinary shares outstanding during the period.
The diluted loss per share is calculated by dividing the results by the weighted average number of common shares in circulation, increased by all dilutive potential common shares. The dilutive potential common shares include, in particular, the share subscription warrants, stock options, free shares, founder subscription warrants as detailed in Note 10 - Share Capital and Note 18 - Share-based payments.
Dilution is defined as a reduction of earnings per share or an increase of loss per share. When the exercise of outstanding share options and warrants decreases loss per share, they are considered to be anti-dilutive and excluded from the calculation of loss per share.

Subsequent events
Accounting policy
The statements of consolidated financial position and statements of consolidated operations are adjusted for post-closing events until the date of authorization for issuance of the financial statements as long as they have a significant impact on the amounts presented at the closing date of the statement of financial position. If they do not, they are disclosed in the Note 25 - Subsequent Event. Adjustments and disclosures are made up to the date on which the consolidated financial statements are approved and authorized for issuance by the Supervisory Board.